Leases	12 Months Ended
Dec. 31, 2021
Disclosure of leases [text block] [Abstract]
LEASES

NOTE 7:- LEASES

a.	Information on leases:

The Company has lease agreements that include leases of buildings and vehicles that are used to maintain the Company’s ongoing operations. The leases of the buildings and vehicles are for a period of 10 and 3 years, respectively. Some of these lease agreements include extension options.

			Convenience
			translation
	December 31,		December 31,
	2020	2021	2021
	N I S		U.S. dollars
Interest expense on lease liabilities	479	715	230
Total cash outflow for leases	1,240	1,220	392

b.	Lease extension options:

The Company has leases that include extension options. These options provide flexibility in managing the leased assets and align with the Company’s business needs.

The Company exercises significant judgment in deciding whether it is reasonably certain that the extension options will be exercised.

In leases that contain noncancelable lease periods of 10 years, the Company does not generally include in the lease term the exercise of extension options since the Company believes it is not reasonably certain that the extension options will be exercised. Following are details of potential future undiscounted lease payments for periods covered by extension or termination options that were not included in the measurement of the Company’s lease liabilities:

			Convenience
			translation
	December 31,		December 31,
	2020	2021	2021
	N I S		U.S. dollars
More than 5 years
Lease payments applicable in extension option periods which as of the end of the reporting period are not reasonably certain to be exercised	5,889	5,889	1,894

c.	Disclosures in respect of right-of-use assets:

December 31, 2021:

	Buildings	Motor vehicles	Total
Cost:

Balance as of January 1, 2021	7,827	257	8,084
Additions during the year:
New leases	-	279	279

Balance as of December 31, 2021	7,827	536	8,363

Accumulated depreciation:

Balance as of January 1, 2021	1,648	230	1,878
Additions during the year:
Depreciation and amortization	824	73	897
Balance as of December 31, 2021	2,472	303	2,775
Depreciated cost at December 31, 2021	5,355	233	5,588

December 31, 2020:

	Buildings	Motor vehicles	Total
Cost:

Balance as of January 1, 2020 and December 31, 2020	7,827	257	8,084

Accumulated depreciation:

Balance as of January 1, 2020	824	124	948
Additions during the year:
Depreciation and amortization	824	106	930
Balance as of December 31, 2020	1,648	230	1,878
Depreciated cost at December 31, 2020	6,179	27	6,206

d.	For an analysis of maturity dates of lease liabilities, see Note 10.